CONSOLIDATED BALANCE SHEETS € in Millions, $ in Millions	Dec. 31, 2017 EUR (€)		Dec. 31, 2017 USD ($)	Dec. 31, 2016 EUR (€)
ASSETS
Cash and due from banks	€ 1,394		$ 1,683	€ 679
Deposits with Central Bank	466		563	451
Securities purchased under agreements to resell	6		7	3
Interest bearing deposits with banks	1,655		1,998	2,072
Trading assets	1,792		2,164	1,869
Derivative assets	3,681	[1]	4,445	4,482	[1]
Available-for-sale securities	3,332		4,023	9,916
Equity method investments	7		8	6
Loans	45,017		54,355	47,739
Less: Allowance for loan losses	(9,189)		(11,095)	(10,233)
Net Loans	35,828		43,260	37,506
Goodwill	5		6	5
Software and other intangibles	132		159	117
Premises and equipment	1,354		1,635	1,275
Accrued interest receivable	134		162	161
Other assets	2,018		2,437	2,156
Long-lived assets held for sale	5,024		6,066	9,644
TOTAL ASSETS	56,828		68,616	70,342
LIABILITIES AND SHAREHOLDERS EQUITY / (ACCUMULATED DEFICIT)
Interest bearing deposits (include EUR 527 million and EUR 866 million at December 31, 2016 and 2017, respectively, measured at fair value)	42,271		51,040	50,216
Non-interest bearing deposits	1,578		1,905	1,454
Total deposits	43,849		52,945	51,670
Securities sold under agreements to repurchase	3,417		4,126	4,730
Derivative liabilities	3,803	[1]	4,592	5,171	[1]
Other borrowed funds	51		61	3
Accounts payable, accrued expenses and other liabilities	2,013		2,430	1,947
Long-term debt Long-term debt (includes EUR 826 million and NIL at December 31, 2015 and 2016, respectively, measured at fair value)	1,398		1,688	975
Liabilities directly associated with long-lived assets held- for-sale	3,791		4,577	7,356
Total liabilities	58,322		70,419	71,852
NBG shareholders equity / (accumulated deficit)
Common stock, par value of EUR 0.30 (shares authorized, issued and outstanding: 9,147,151,527 and 9,147,151,527 at December 31, 2016 and 2017, respectively)	2,744		3,313	2,744
Additional paid-in capital	21,730		26,238	21,740
Accumulated deficit	(26,381)		(31,853)	(26,151)
Accumulated other comprehensive gain	395		477	150
Treasury stock, at cost (2,410,995 and 503,772 shares at December 31, 2016 and 2017, respectively)	0		0	(1)
Total NBG shareholders equity / (accumulated deficit)	(1,512)		(1,825)	(1,518)
Non-controlling interest	18		22	8
Total equity / (accumulated deficit)	(1,494)		(1,803)	(1,510)
TOTAL LIABILITIES AND EQUITY / (ACCUMULATED DEFICIT)	€ 56,828		$ 68,616	€ 70,342

[1]	Includes both long and short derivative positions.